Note 3 - Inventories - Components of Inventories (Details) - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Finished goods	$ 5,937,682	$ 3,894,102
Work in process	4,372,913	4,054,789
Raw materials	13,130,478	11,093,140
Production supplies	325,253	396,735
Total	$ 23,766,326	$ 19,438,766